Fees Summary	Dec. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,543,192,659
Previously Paid Amount	0
Total Fee Amount	2,284,614.91
Total Offset Amount	0
Net Fee	$ 2,284,614.91